20. Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets Tables
Inangible assets

	12.31.2017	12.31.2016
Distribution concession agreement (20.1)	5,750,873	5,513,381
Generation concession agreements/ authorization (20.2)	619,221	663,712
Concession agreement - gas distribution (20.3)	43,888	238,509
Others (20.4)	38,842	44,210
	6,452,824	6,459,812

Changes in Intangible Assets

20.1    Distribution concession agreement

.
				Special liabilities
	in service	in progress	in service	in progress	Total
Balance as of January 1, 2016	7,230,163	773,107	(2,830,995)	(40,763)	5,131,512
Acquisitions	-	892,693	-	-	892,693
Customers contributions	-	-	-	(122,809)	(122,809)
Provision for claims added to the cost of the works	-	3,430	-	-	3,430
Transfers for accounts receivable related to concession	(2,230)	(56,740)	-	-	(58,970)
Capitalizations for intangible in service	743,351	(743,351)	(135,104)	135,104	-
Amortization of quotas - concession and authorization (a)	(395,255)	-	121,075	-	(274,180)
Amortization of quotas - PIS/Pasep and Cofins credits	(11,270)	-	-	-	(11,270)
Amortization of quotas appropriated in the cost of the work	(292)	292	-	-	-
Loss on disposal	(27,309)	(19,716)	-	-	(47,025)
Balance as of December 31, 2016	7,537,158	849,715	(2,845,024)	(28,468)	5,513,381
Acquisitions	-	757,709	-	-	757,709
Customers contributions	628	-	(579)	(125,983)	(125,934)
Provision for claims added to the cost of the works	-	(1,587)	-	-	(1,587)
Transfers for accounts receivable related to concession (Note 10.1)	-	(56,853)	-	-	(56,853)
Capitalizations for intangible in service	822,472	(822,472)	(128,351)	128,351	-
Amortization of quotas - concession (a)	(411,575)	-	125,740	-	(285,835)
Amortization of quotas - PIS/Pasep and Cofins credits	(11,014)	-	-	-	(11,014)
Loss on disposal	(29,704)	(12,066)	2,776	-	(38,994)
Balance as of December 31, 2017	7,907,965	714,446	(2,845,438)	(26,100)	5,750,873
(a) Amortization during the concession as of the start of commercial operations of the enterprises or based on the useful life of the assets, of the two the shortest.

20.2    Generation concession agreement

.
	Concession contract (a)		Concession and
	in service	in progress	authorization rights	Total
Balance as of January 1, 2016	242,298	5,557	416,272	664,127
ANEEL grant - use of public property	-	742	-	742
Renegotiation of hydrological risk - GSF	26,872	-	-	26,872
Amortization of quotas - concession and authorization (a)	(14,890)	-	(13,139)	(28,029)
Balance as of December 31, 2016	254,280	6,299	403,133	663,712
ANEEL grant - use of public property	-	678	-	678
Amortization of quotas - concession and authorization (b)	(17,837)	-	(13,139)	(30,976)
Transfers to property, plant and equipment	-	-	(14,193)	(14,193)
Balance as of December 31, 2017	236,443	6,977	375,801	619,221
(a) Includes the balances of use of public asset and hydrological risk renegotiation.
(b) Amortization during the concession/authorization as of the start of commercial operations of the enterprises.

20.3    Concession agreement - gas distribution

.
	in service	in progress	Total
Balance as of January 1, 2016	187,608	119,100	306,708
Acquisitions	-	25,847	25,847
Transfers for accounts receivable related to concession	-	(68,737)	(68,737)
Capitalizations for intangible in service	35,934	(35,934)	-
Amortization of quotas - concession and authorization (a)	(25,251)	-	(25,251)
Loss on disposal	(20)	(38)	(58)
Balance as of December 31, 2016	198,271	40,238	238,509
Acquisitions	-	13,745	13,745
Transfers for accounts receivable related to concession	(154,908)	(24,501)	(179,409)
Capitalizations for intangible in service	10,011	(10,011)	-
Amortization of quotas - concession (a)	(28,753)	-	(28,753)
Loss on disposal	(204)	-	(204)
Balance as of December 31, 2017	24,417	19,471	43,888
(a) Amortization during the concession as of the start of commercial operations of the enterprises or based on the useful life of the assets, of the two the shortest.

20.4    Other intangible assets

.
	in service	in progress	Total
Balance as of January 1, 2016	22,853	19,876	42,729
Acquisitions	-	10,187	10,187
Transfers from property, plant and equipment	25	341	366
Transfers from investments	-	122	122
Transfers from accounts receivable related to concession	150	-	150
Capitalizations for intangible in service	11,690	(11,690)	-
Amortization of quotas (a)	(8,936)	-	(8,936)
Amortization of quotas - PIS/Pasep and Cofins credits	(57)	-	(57)
Loss on disposal	-	(351)	(351)
Balance as of December 31, 2016	25,725	18,485	44,210
Acquisitions	-	6,932	6,932
Transfers from property, plant and equipment	105	-	105
Capitalizations for intangible in service	5,744	(5,744)	-
Amortization of quotas (a)	(8,809)	-	(8,809)
Amortization of quotas - PIS/Pasep and Cofins credits	(54)	-	(54)
Loss on disposal	(18)	(3,524)	(3,542)
Balance as of December 31, 2017	22,693	16,149	38,842
(a) Annual amortization rate: 20%.